UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 2nd Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-7046

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2006–June 30, 2007

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

The Registrant is the successor issuer to Legg Mason Partners Variable Portfolios II and adopted the Registration Statement of Legg Mason Partners Variable Portfolios II effective April 30, 2007.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Legg Mason Partners Variable Adjustable Rate Income Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 30, 2007. On that date, the fund became a series of Legg Mason Partners Variable Income Trust. Prior thereto, the fund was a series of Legg Mason Partners Variable Portfolios III, Inc. The information in this filing relating to the fund prior to April 30, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Legg Mason Partners Variable Diversified Strategic Income Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 30, 2007. On that date, the fund became a series of Legg Mason Partners Variable Income Trust. Prior thereto, the fund was a series of Legg Mason Partners Variable Portfolios II. The information in this filing relating to the fund prior to April 30, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Legg Mason Partners Variable Global High Yield Bond Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 30, 2007. On that date, the fund became a series of Legg Mason Partners Variable Income Trust. Prior thereto, the fund was a series of Legg Mason Partners Variable Portfolios I, Inc. The information in this filing relating to the fund prior to April 30, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Legg Mason Partners Variable Government Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 30, 2007. On that date, the fund became a series of Legg Mason Partners Variable Income Trust. Prior thereto, the fund was a series of Legg Mason Partners Investment Series. The information in this filing relating to the fund prior to April 30, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Legg Mason Partners Variable High Income Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 30, 2007. On that date, the fund became a series of Legg Mason Partners Variable Income Trust. Prior thereto, the fund was a series of Legg Mason Partners Variable Portfolios III, Inc. The information in this filing relating to the fund prior to April 30, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Legg Mason Partners Variable Money Market Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 30, 2007. On that date, the fund became a series of Legg Mason Partners Variable Income Trust. Prior thereto, the fund was a series of Legg Mason Partners Variable Portfolios III, Inc. The information in this filing relating to the fund prior to April 30, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Legg Mason Partners Variable Strategic Bond Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 30, 2007. On that date, the fund became a series of Legg Mason Partners Variable Income Trust. Prior thereto, the fund was a series of Legg Mason Partners Variable Portfolios I, Inc. The information in this filing relating to the fund prior to April 30, 2007 refers to the fund’s predecessor.

On April 27, 2007, the Legg Mason Partners Variable Aggressive Growth Portfolio I merged into Legg Mason Partners Variable Aggressive Growth Portfolio. This filing contains the fund’s proxy voting record from July 1, 2006 up to the date of the merger.

On April 27, 2007, the Legg Mason Partners Variable Capital and Income Portfolio I merged into the Legg Mason Partners Variable Capital and Income Portfolio. This filing contains the fund’s proxy voting record from July 1, 2006 up to the date of the merger.

On April 27, 2007, the Legg Mason Partners Variable Growth and Income Portfolio merged into the Legg Mason Partners Variable Appreciation Portfolio. This filing contains the fund’s proxy voting record from July 1, 2006 up to the date of the merger.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Legg Mason Partners Variable Appreciation Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 30, 2007. On that date, the fund became a series of Legg Mason Partners Variable Equity Trust. Prior thereto, the fund was a series of Legg Mason Partners Variable Portfolios II. The information in this filing relating to the fund prior to April 30, 2007 refers to the fund’s predecessor which was then a series of Legg Mason Partners Variable Portfolios II.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Legg Mason Partners Variable Equity Index Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 30, 2007. On that date, the fund became a series of Legg Mason Partners Variable Equity Trust. Prior thereto, the fund was a series of Legg Mason Partners Variable Portfolios II. The information in this filing relating to the fund prior to April 30, 2007 refers to the fund’s predecessor which was then a series of Legg Mason Partners Variable Portfolios II.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Legg Mason Partners Variable Fundamental Value Portfolio assumed the assets and liabilities of a predecessor fund with the same name effective April 30, 2007. On that date, the fund became a series of Legg Mason Partners Variable Equity Trust. Prior thereto, the fund was a series of Legg Mason Partners Variable Portfolios II. The information in this filing relating to the fund prior to April 30, 2007 refers to the fund’s predecessor which was then a series of Legg Mason Partners Variable Portfolios II.

<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06310
Reporting Period: 07/01/2006 - 06/30/2007
Legg Mason Partners Variable Income Trust

============= LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME ==============
=============                      PORTFOLIO                      ==============

========== LEGG MASON PARTNERS VARIABLE DIVERSIFIED STRATEGIC INCOME ===========
==========                         PORTFOLIO                         ===========

============= LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND ==============
=============                      PORTFOLIO                      ==============

============== LEGG MASON PARTNERS VARIABLE GOVERNMENT PORTFOLIO ===============

============== LEGG MASON PARTNERS VARIABLE HIGH INCOME PORTFOLIO ==============

============= LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO ==============

============ LEGG MASON PARTNERS VARIABLE STRATEGIC BOND PORTFOLIO =============

========== END NPX REPORT
</PRE>

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer of

Date: August 30, 2007